Quarterly Holdings Report
for
Fidelity® Mid-Cap Stock Fund
January 31, 2023
MCS-NPRT3-0423
1.813018.118
Common Stocks - 94.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 2.7%
Entertainment - 1.5%
Endeavor Group Holdings, Inc. (a)(b)	2,511,984	56,344
Liberty Media Corp. Liberty Formula One Class A (a)	326,517	20,793
Warner Music Group Corp. Class A	1,307,385	47,654
		124,791
Media - 1.2%
Cable One, Inc.	44,374	35,050
Interpublic Group of Companies, Inc.	1,971,951	71,897
		106,947
TOTAL COMMUNICATION SERVICES		231,738
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	4,159,312	36,893
Aptiv PLC (a)	451,756	51,089
		87,982
Diversified Consumer Services - 0.9%
Duolingo, Inc. (a)(b)	235,469	22,485
H&R Block, Inc.	1,430,689	55,768
		78,253
Hotels, Restaurants & Leisure - 3.9%
ARAMARK Holdings Corp.	1,063,269	47,347
Caesars Entertainment, Inc. (a)	597,111	31,086
Churchill Downs, Inc.	305,469	75,787
Domino's Pizza, Inc.	128,593	45,393
Vail Resorts, Inc.	159,825	41,928
Wyndham Hotels & Resorts, Inc.	1,208,716	93,688
		335,229
Household Durables - 1.5%
D.R. Horton, Inc.	517,366	51,059
Mohawk Industries, Inc. (a)	230,986	27,732
NVR, Inc. (a)	8,566	45,143
		123,934
Internet & Direct Marketing Retail - 0.4%
Coupang, Inc. Class A (a)	1,883,897	31,819
Specialty Retail - 0.7%
Best Buy Co., Inc.	252,974	22,444
National Vision Holdings, Inc. (a)(b)	856,636	35,208
		57,652
Textiles, Apparel & Luxury Goods - 2.7%
Brunello Cucinelli SpA	1,264,069	104,785
PVH Corp.	739,475	66,479
Tapestry, Inc.	1,219,084	55,554
		226,818
TOTAL CONSUMER DISCRETIONARY		941,687
CONSUMER STAPLES - 3.6%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	104,737	40,702
Food & Staples Retailing - 1.5%
Grocery Outlet Holding Corp. (a)	1,102,866	33,516
Performance Food Group Co. (a)	1,490,364	91,389
		124,905
Food Products - 1.2%
Bunge Ltd.	403,032	39,940
Freshpet, Inc. (a)(b)	453,663	28,730
Nomad Foods Ltd. (a)	1,695,984	30,172
		98,842
Household Products - 0.2%
Reynolds Consumer Products, Inc.	699,161	20,814
Personal Products - 0.2%
Olaplex Holdings, Inc. (a)(b)	3,214,472	20,283
TOTAL CONSUMER STAPLES		305,546
ENERGY - 9.2%
Oil, Gas & Consumable Fuels - 9.2%
Canadian Natural Resources Ltd.	1,342,563	82,407
Cheniere Energy, Inc.	895,669	136,849
Energy Transfer LP	6,743,122	89,549
EQT Corp.	4,227,762	138,121
Golar LNG Ltd. (a)	1,758,763	41,225
Harbour Energy PLC	5,066,271	19,575
Hess Corp.	1,049,366	157,577
Imperial Oil Ltd.	1,567,821	85,688
Range Resources Corp.	1,318,123	32,979
		783,970
FINANCIALS - 17.3%
Banks - 6.4%
BOK Financial Corp.	759,075	76,287
Comerica, Inc.	852,775	62,517
First Horizon National Corp.	5,066,625	125,298
Huntington Bancshares, Inc.	4,524,407	68,635
M&T Bank Corp.	476,826	74,385
UMB Financial Corp.	544,881	49,143
Wintrust Financial Corp.	949,222	86,825
		543,090
Capital Markets - 2.4%
Cboe Global Markets, Inc.	191,570	23,540
Lazard Ltd. Class A	753,146	30,186
Northern Trust Corp.	352,800	34,211
Raymond James Financial, Inc.	389,521	43,926
Sixth Street Specialty Lending, Inc.	1,959,069	37,516
TPG, Inc. (b)	1,044,938	33,657
		203,036
Diversified Financial Services - 0.3%
Equitable Holdings, Inc.	692,831	22,219
Insurance - 7.3%
American Financial Group, Inc.	829,985	118,348
Arch Capital Group Ltd. (a)	2,339,213	150,528
Assurant, Inc.	215,010	28,508
Beazley PLC	4,096,094	33,582
First American Financial Corp.	1,111,747	68,784
Hartford Financial Services Group, Inc.	660,116	51,232
Hiscox Ltd.	2,726,503	37,799
RenaissanceRe Holdings Ltd.	468,854	91,750
The Travelers Companies, Inc.	228,334	43,639
		624,170
Thrifts & Mortgage Finance - 0.9%
Radian Group, Inc.	3,377,178	74,636
TOTAL FINANCIALS		1,467,151
HEALTH CARE - 6.4%
Biotechnology - 0.1%
Day One Biopharmaceuticals, Inc. (a)	482,148	10,496
Health Care Equipment & Supplies - 1.8%
Hologic, Inc. (a)	882,649	71,821
Masimo Corp. (a)	335,434	57,051
Tandem Diabetes Care, Inc. (a)	596,483	24,301
		153,173
Health Care Providers & Services - 3.6%
Centene Corp. (a)	1,008,438	76,883
Guardant Health, Inc. (a)	457,315	14,373
Henry Schein, Inc. (a)	439,422	37,856
LifeStance Health Group, Inc. (a)	1,628,928	8,601
Molina Healthcare, Inc. (a)	454,367	141,685
Oak Street Health, Inc. (a)	999,611	29,049
		308,447
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc. (a)(b)	278,119	13,024
Pharmaceuticals - 0.7%
Recordati SpA	446,904	19,497
UCB SA	201,241	16,492
Viatris, Inc.	1,491,566	18,137
		54,126
TOTAL HEALTH CARE		539,266
INDUSTRIALS - 19.2%
Aerospace & Defense - 2.9%
BWX Technologies, Inc.	689,860	41,985
Huntington Ingalls Industries, Inc.	242,410	53,461
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	1,396,290	107,514
Class C (a)(c)(d)	20,340	1,566
Woodward, Inc.	444,298	45,434
		249,960
Air Freight & Logistics - 0.4%
GXO Logistics, Inc. (a)	603,306	31,571
Building Products - 2.6%
Builders FirstSource, Inc. (a)	1,266,941	100,975
Fortune Brands Home & Security, Inc.	305,133	19,684
Johnson Controls International PLC	486,027	33,813
Owens Corning	700,767	67,729
		222,201
Commercial Services & Supplies - 0.8%
CoreCivic, Inc. (a)	2,027,654	21,574
GFL Environmental, Inc.	1,356,644	41,865
		63,439
Construction & Engineering - 1.4%
AECOM	1,361,040	118,778
Electrical Equipment - 2.7%
Acuity Brands, Inc.	347,091	65,434
Generac Holdings, Inc. (a)	261,973	31,594
Regal Rexnord Corp.	588,466	81,914
Sensata Technologies, Inc. PLC	957,584	48,693
		227,635
Machinery - 4.6%
Allison Transmission Holdings, Inc.	1,246,119	56,175
Chart Industries, Inc. (a)	251,300	33,669
Crane Holdings Co.	540,371	62,634
Donaldson Co., Inc.	1,234,256	76,956
Fortive Corp.	856,118	58,242
Oshkosh Corp.	646,028	65,107
PACCAR, Inc.	371,219	40,578
		393,361
Marine - 0.4%
Kirby Corp. (a)	464,900	32,906
Professional Services - 1.7%
Clarivate Analytics PLC (a)	637,297	7,087
Leidos Holdings, Inc.	439,720	43,462
Science Applications International Corp.	494,925	51,363
TransUnion Holding Co., Inc.	547,800	39,305
		141,217
Road & Rail - 1.3%
Knight-Swift Transportation Holdings, Inc. Class A	1,321,316	78,090
RXO, Inc. (a)	1,823,487	33,406
		111,496
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	642,374	36,538
TOTAL INDUSTRIALS		1,629,102
INFORMATION TECHNOLOGY - 6.8%
Communications Equipment - 0.3%
Lumentum Holdings, Inc. (a)	493,487	29,698
Electronic Equipment & Components - 1.0%
Fabrinet (a)	433,442	57,067
Keysight Technologies, Inc. (a)	144,567	25,928
		82,995
IT Services - 3.6%
Akamai Technologies, Inc. (a)	330,681	29,414
Amdocs Ltd.	361,433	33,227
Concentrix Corp.	250,806	35,567
Euronet Worldwide, Inc. (a)	340,468	38,364
MongoDB, Inc. Class A (a)	139,860	29,959
SS&C Technologies Holdings, Inc.	606,023	36,573
WNS Holdings Ltd. sponsored ADR (a)	1,260,020	106,761
		309,865
Semiconductors & Semiconductor Equipment - 0.4%
SiTime Corp. (a)	137,372	15,829
Skyworks Solutions, Inc.	174,915	19,183
		35,012
Software - 1.5%
Aspen Technology, Inc. (a)	160,363	31,872
Black Knight, Inc. (a)	589,651	35,727
Dynatrace, Inc. (a)	1,448,535	55,667
		123,266
TOTAL INFORMATION TECHNOLOGY		580,836
MATERIALS - 8.1%
Chemicals - 2.4%
Cabot Corp.	503,143	37,902
Celanese Corp. Class A	174,600	21,511
CF Industries Holdings, Inc.	504,848	42,761
LG Chemical Ltd.	66,066	37,242
Nutrien Ltd.	444,958	36,833
Westlake Corp.	258,354	31,713
		207,962
Containers & Packaging - 1.2%
Avery Dennison Corp.	151,490	28,698
O-I Glass, Inc. (a)	3,896,014	74,998
		103,696
Metals & Mining - 4.5%
Commercial Metals Co.	1,352,272	73,388
Franco-Nevada Corp.	312,215	45,797
Freeport-McMoRan, Inc.	1,188,835	53,046
Lundin Mining Corp.	5,300,693	40,117
Newcrest Mining Ltd.	1,191,488	18,932
Novagold Resources, Inc. (a)	3,742,134	23,625
Steel Dynamics, Inc.	1,038,372	125,269
		380,174
TOTAL MATERIALS		691,832
REAL ESTATE - 5.8%
Equity Real Estate Investment Trusts (REITs) - 5.2%
Cousins Properties, Inc.	1,206,404	33,080
Essex Property Trust, Inc.	94,900	21,454
Gaming & Leisure Properties	1,254,643	67,199
Healthcare Trust of America, Inc.	3,103,958	66,828
National Retail Properties, Inc.	1,302,395	61,668
Realty Income Corp.	795,785	53,978
Spirit Realty Capital, Inc.	1,105,460	48,508
VICI Properties, Inc.	1,953,477	66,770
Welltower, Inc.	237,584	17,828
		437,313
Real Estate Management & Development - 0.6%
Jones Lang LaSalle, Inc. (a)	282,134	52,158
TOTAL REAL ESTATE		489,471
UTILITIES - 4.6%
Electric Utilities - 2.7%
Alliant Energy Corp.	1,121,195	60,578
FirstEnergy Corp.	1,012,930	41,479
IDACORP, Inc.	503,116	53,235
OGE Energy Corp.	1,905,824	74,937
		230,229
Gas Utilities - 0.6%
Atmos Energy Corp.	431,509	50,720
Independent Power and Renewable Electricity Producers - 0.9%
The AES Corp.	1,401,354	38,411
Vistra Corp.	1,564,672	36,081
		74,492
Multi-Utilities - 0.4%
NiSource, Inc.	1,183,864	32,852
TOTAL UTILITIES		388,293
TOTAL COMMON STOCKS (Cost $5,710,553)		8,048,892

Convertible Preferred Stocks - 1.1%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Bolt Threads, Inc.:
Series D (a)(c)(d)	976,285	7,752
Series E (a)(c)(d)	1,419,309	11,269
		19,021
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Bowery Farming, Inc. Series C1 (a)(c)(d)	466,468	9,474
HEALTH CARE - 0.5%
Biotechnology - 0.5%
National Resilience, Inc. Series B (a)(c)(d)	711,831	43,229
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Series H (a)(c)(d)	18,837	14,504
Construction & Engineering - 0.1%
Beta Technologies, Inc. Series B, 6.00% (c)(d)	145,591	11,420
TOTAL INDUSTRIALS		25,924
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $96,282)		97,648

Other - 0.1%
	Shares	Value ($) (000s)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e) (Cost $18,204)	15,731,367	6,148

Money Market Funds - 5.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.38% (f)	413,358,699	413,441
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g)	79,749,611	79,758
TOTAL MONEY MARKET FUNDS (Cost $493,196)		493,199

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $6,318,235)	8,645,887
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(155,050)
NET ASSETS - 100.0%	8,490,837

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $212,876,000 or 2.5% of net assets.

(d)	Level 3 security
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	15,021

Bolt Threads, Inc. Series D	12/13/17	15,659

Bolt Threads, Inc. Series E	2/07/20 - 9/02/21	25,230

Bowery Farming, Inc. Series C1	5/18/21	28,104

National Resilience, Inc. Series B	12/01/20	9,724

Space Exploration Technologies Corp. Class A	4/08/16 - 9/11/17	14,283

Space Exploration Technologies Corp. Class C	9/11/17	275

Space Exploration Technologies Corp. Series H	8/04/17	2,543

Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	18,206

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	262,591	1,120,495	969,645	8,344	-	-	413,441	0.9%
Fidelity Securities Lending Cash Central Fund 4.38%	127,217	907,022	954,481	602	-	-	79,758	0.3%
Total	389,808	2,027,517	1,924,126	8,946	-	-	493,199

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.